Financial Instruments and Risk Management - Schedule of Contractual Maturities of Financial Liabilities (Details) - USD ($)	Jan. 31, 2025	Oct. 31, 2024
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	$ 654,187	$ 526,056
Due to related parties	48,066	48,962
Lease liability	45,997	53,142
Total	748,250	628,160
Within 1 year [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	654,187	526,056
Due to related parties	48,066	48,962
Lease liability	39,094	36,726
Total	741,347	611,744
Within 2-5 years [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities
Due to related parties
Lease liability	6,903	16,416
Total	$ 6,903	$ 16,416